PRINCIPAL SUBSIDIARIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 107,289	$ 140,207
Current liabilities	123,846	134,357
Non-controlling interest	(82,513)	(71,973)
Revenue	264,737	273,017
Net income/(loss) and comprehensive income/(loss)	(77,974)	(24,071)
Cash flows provided by/(used in) operating activities	22,841	(7,555)
Cash flows used in investing activities	(67,411)	(47,951)
Cash flows (used in)/provided by financing activities	$ 1,430	$ 124,226
Golden Star Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
Wassa
Disclosure of subsidiaries [line items]
Non-controlling interest percentage	10.00%	10.00%
Current assets	$ 142,603	$ 129,656
Current liabilities	163,640	150,404
Current assets (liabilities)	(21,037)	(20,748)
Non-current assets	182,982	141,262
Non-current liabilities	37,327	42,588
Noncurrent Assets (Liabilities)	145,655	98,674
Net assets/(liabilities)	124,618	77,926
Non-controlling interest	20,275	15,605
Revenue	216,678	190,016
Net income/(loss) and comprehensive income/(loss)	46,691	30,491
Cash flows provided by/(used in) operating activities	78,809	57,897
Cash flows used in investing activities	(49,622)	(34,984)
Cash flows (used in)/provided by financing activities	$ (26,993)	$ (31,112)
Prestea
Disclosure of subsidiaries [line items]
Non-controlling interest percentage	10.00%	10.00%
Current assets	$ 14,623	$ 13,633
Current liabilities	1,267,815	1,152,156
Current assets (liabilities)	(1,253,192)	(1,138,523)
Non-current assets	79,788	134,090
Non-current liabilities	45,871	62,737
Noncurrent Assets (Liabilities)	33,917	71,353
Net assets/(liabilities)	(1,219,275)	(1,067,170)
Non-controlling interest	(102,788)	(87,578)
Revenue	66,820	93,134
Net income/(loss) and comprehensive income/(loss)	(152,106)	(88,332)
Cash flows provided by/(used in) operating activities	(88,883)	(77,115)
Cash flows used in investing activities	(10,685)	(11,956)
Cash flows (used in)/provided by financing activities	$ 98,994	$ 85,581